Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 34,659	$ 4,976	¥ 59,337
Right-of-use assets	24,337	3,494	22,821
Intangible assets	499	72	560
Investments:
Financial assets at fair value through other comprehensive income	65,700	9,400
Other non-current assets	1,754	252	18,806
Total non-current assets	126,993	18,234	101,524
Current assets
Other receivables and prepayments	23,413	3,362	47,255
Investments:
Financial assets at fair value through other comprehensive income	511,300	73,407
Cash and cash equivalents	550,274	79,010	1,706,880
Total current assets	1,084,937	155,779	1,754,135
Total assets	1,211,930	174,013	1,855,659
Non-current liabilities
Lease liabilities	1,704	245	163
Deferred income	4,539	652	5,000
Total non-current liabilities	6,243	897	5,163
Current liabilities
Trade payables	83,138	11,937	81,195
Other payables and accruals	24,385	3,501	32,840
Lease liabilities	1,294	186	630
Total current liabilities	108,817	15,624	114,665
Total liabilities	115,060	16,521	119,828
Net assets	1,096,900	157,500	1,735,831
SHAREHOLDERS' EQUITY
Share capital	66	9	66
Share premium	4,094,566	587,911	4,094,434
Treasury shares	(1,164)	(167)	(1,164)
Share-based compensation reserves	107,502	15,435	61,904
Other reserves	71,120	10,212	(41,244)
Accumulated losses	(3,175,220)	(455,908)	(2,378,165)
Total shareholders'equity	1,096,870	157,492	1,735,831
Total liabilities and shareholders' equity	¥ 1,211,930	$ 174,013	¥ 1,855,659